Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions and Dispositions
3.	Acquisitions and Dispositions

On October 8, 2014, Nucor acquired the entire equity interest in Gallatin Steel Company (Gallatin) for a cash purchase price of $779.1 million, including working capital adjustments. The acquisition was partially funded by the issuance of approximately $300 million of commercial paper with the remaining funds coming from cash on hand. Located on the Ohio River in Ghent, Kentucky, Gallatin has an annual sheet steel production capacity of approximately 1,800,000 tons. This acquisition is strategically important as it expands Nucor’s footprint in the Midwestern United States market, and it will broaden Nucor’s product offerings. Gallatin’s financial results are included as part of the steel mills segment (see Note 23).

We have allocated the purchase price for Gallatin to its individual assets acquired and liabilities assumed.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of Gallatin as of the date of acquisition (in thousands):

Cash	$48,957
Accounts receivable	82,291
Inventory	101,692
Other current assets	5,117
Property, plant and equipment	483,007
Goodwill	98,505
Other intangible assets	67,150
Other assets	2,762

Total assets acquired	889,481

Current liabilities	105,816
Long-term debt	2,093
Deferred credits and other liabilities	2,500

Total liabilities assumed	110,409

Net assets acquired	$779,072

The purchase price allocation to the identifiable intangible assets is as follows (in thousands, except years):

As of the date of acquisition		Weighted- Average Life
Customer relationships	$58,250	20 years
Trademarks and trade names	8,900	5 years

	$67,150

The goodwill of $98.5 million is primarily attributed to the synergies expected to arise after the acquisition and has been allocated to the steel mills segment (see Note 9). Approximately $87.6 million of the goodwill recognized is expected to be deductible for tax purposes.

On June 20, 2012, Nucor completed the acquisition of the entire equity interest in Skyline Steel LLC (Skyline) and its subsidiaries for the cash purchase price of $675.4 million. No cash was received nor was any debt assumed as a result of the acquisition. Skyline’s financial results are included as part of the steel mills segment (see Note 23).

Skyline is a steel foundation manufacturer and distributor serving the U.S., Canada, Mexico and the Caribbean. Skyline’s steel products are used in marine construction, bridge and highway construction, heavy civil construction, storm protection, underground commercial parking and environmental containment projects in the infrastructure and construction industries. Skyline is a significant consumer of H-piling and sheet piling from Nucor-Yamato Steel Company.

We allocated the purchase price for Skyline to its individual assets acquired and liabilities assumed.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of Skyline as of the date of acquisition (in thousands):

Accounts receivable	$128,004
Inventory	260,473
Other current assets	4,410
Property, plant and equipment	70,100
Goodwill	138,579
Other intangible assets	215,600

Total assets acquired	817,166

Current liabilities	137,654
Deferred credits and other liabilities	4,078

Total liabilities assumed	141,732

Net assets acquired	$675,434

The purchase price allocation to the identifiable intangible assets is as follows (in thousands, except years):

As of the date of acquisition		Weighted- Average Life
Customer relationships	$184,500	17 years
Trademarks and trade names	28,500	20 years
Other	2,600	3 years

	$215,600

The goodwill of $138.6 million is primarily attributed to the synergies expected to arise after the acquisition and was allocated to the steel mills segment. Approximately $128.2 million of the goodwill recognized is expected to be deductible for tax purposes.

In August 2012, Nucor sold the assets of Nucor Wire Products Pennsylvania, Inc., resulting in a loss of $17.6 million. This charge is included in marketing, administrative and other expenses in the consolidated statement of earnings.

In November 2012, Nucor acquired a 50% economic and voting interest in Hunter Ridge Energy Services LLC (Hunter Ridge). Hunter Ridge provides services for the gathering, separation and compression of energy products including natural gas produced by Nucor’s working interest drilling program. Nucor accounts for the investment (on a one-month lag basis) under the equity method (see Note 10). As of December 31, 2014, Nucor’s investment in Hunter Ridge was $138.6 million ($134.5 million at December 31, 2013).

Other minor acquisitions, exclusive of purchase price adjustments of acquisitions made, totaled $38.5 million in 2014, none in 2013, and $85.4 million in 2012.